Summary of Significant Accounting Policies (Policies) - EBP 016	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan's investments are stated at fair value. The Plan defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or more advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Plan’s Investment & Funding Committee (the Committee) determines the Plan’s valuation policies utilizing information provided by the investment advisors and Trustee.

The Plan presents in the accompanying statement of changes in net assets available for benefits the net appreciation or depreciation in the value of its investments which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments.

Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Registered Investment Companies (mutual funds):

Shares of mutual funds are valued at the net asset value (NAV) of shares held by the Plan at year end based on the quoted market value of the fund on the last day of the year. These funds are open-end mutual funds registered with the Securities and Exchange Commission and are deemed to be actively traded. Mutual funds are required to publish their daily NAV and to transact at that price.

Common Stock:

The Brown-Forman Class B common stock is valued at the quoted closing market price on the active market on which the individual securities are traded. The value of a unit reflects the market value of one share of the underlying Sponsor stock.
Collective Trust Funds:

The Plan's interest in collective trust funds is valued at the NAV per unit as determined by the collective trust funds as of the valuation date. They are valued on the basis of the relative interest of each participating investor at the fair value of the underlying assets. The NAV is used as a practical expedient to estimate fair value. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. There are no unfunded commitments with respect to these investments. Participant-directed redemptions of these investments have no restrictions, except for the Putnam Stable Value Fund, and may be redeemed daily. For the investments in the Putnam Stable Value Fund, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the funds.

Additionally, Putnam Stable Value Fund redemptions made to another investment option by a participant may be made on any business day, provided the exchange is not directed into a competing fund (money market fund or other fixed income funds). Transferred amounts must be held in a non-competing investment option for 90 days before subsequent transfers to a competing fund can occur. The investment may be subject to redemption restrictions, at the Trustee's discretion, to the extent it is determined such actions would disrupt management of the funds. Effective June 5, 2025, the Putnam Stable Value Fund was removed as an investment option and replaced with the Putnam Stable Value Fund SA (see below).

Pooled Separate Accounts:

The Plan's interest in pooled separate accounts (PSAs) are valued at the NAV per unit as determined by the pooled separate accounts as of the valuation date. The PSAs are valued on the basis of the relative interest of each participating investor at the fair value of the underlying assets. The NAV is used as a practical expedient to estimate fair value and is based on the value of the underlying investment assets held through sub accounts of a separate account of an insurance company. This practical expedient is not used when it is determined to be probable that the accounts will sell the investment for an amount different than the reported NAV. The investments are redeemable at the adjusted NAV on a daily basis under agreements with the insurance company. There are currently no redemption restrictions or unfunded commitments for these investments, except for the Putnam Stable Value Fund SA, which is an Empower Separate Account. For the investments in the Putnam Stable Value Fund SA, the Plan is required to provide a one-year redemption notice to liquidate its entire share in the funds.

Additionally, Putnam Stable Value Fund SA redemptions made to another investment option by a participant may be made on any business day, provided the exchange is not directed into a competing fund (money market fund or other short-term fixed income funds). Transferred amounts must be held in a non-competing investment option for 90 days before subsequent transfers to a competing fund can occur. The investment may be subject to redemption restrictions, at the Trustee's discretion, to the extent it is determined such actions would disrupt management of the funds.

The Putnam Stable Value Fund SA wholly invests in the Putnam Stable Value Fund collective trust, whose primary objectives are the preservation of principal and the delivery of book value liquidity. The Putnam Stable Value collective trust fund invests in high-quality money market instruments, cash, cash equivalents, security-backed investment contracts, guaranteed investment contracts, and similar contracts issued by insurance companies, banks and other financial institutions.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are valued at the outstanding principal balance plus accrued interest. Interest income is recorded on the accrual basis. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant is taxed on the deemed distribution of the defaulted amount, but the loan balance is not offset until and unless the account is actually distributed.

Management Estimates
Management Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of additions to and deductions from net assets during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, liquidity, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants' account balances and the amounts reported in the statement of net assets available for benefits.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Investment Management Fees and Operating Expenses and Administrative Expenses
Investment Management Fees and Operating Expenses
Investment management fees and operating expenses charged to the Plan for investments in the various funds are deducted from income earned on a daily basis and are reflected as a component of net appreciation (depreciation) in fair value of investments.

Administrative Expenses
Administrative expenses consist primarily of consulting fees, record keeping fees, and certain other administrative expenses. Fees for participant-specific transactions are paid from participant accounts, and other fees are paid out of Plan forfeitures, or by the Company.

On January 1, 2025, a Plan expense account ("ERISA Account") was established to hold float earnings the Plan receives from Empower pursuant to an agreement. Such earnings are presented as other income on the accompanying statement of changes in net assets available for benefits. The amount credited to the ERISA Account is determined on a quarterly basis by Empower. These funds are available to pay qualified Plan administrative expenses. On December 31, 2025, the ERISA Account balance was $679. The ERISA Account was used to pay Plan expenses totaling $2,910 for the Plan year ended December 31, 2025.

Subsequent Events
Subsequent Events
Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Management has evaluated events and transactions occurring after December 31, 2025, and no subsequent events requiring accrual or disclosure have occurred that are not otherwise disclosed herein.